Shareholder Fees - A C I Shares - JPMorgan Short Duration Bond Fund	Jul. 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%
Maximum Deferred Sales Charge (as a percentage)	none	[1]
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares for purchases on or after March 31, 2018	none	[2]
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	none
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares for purchases on or after March 31, 2018	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares for purchases on or after March 31, 2018	none

[1]	(under $500,000).
[2]	(under $250,000).